Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 103,429	$ 119,341
Restricted cash	5,091	2,169
Accounts receivable, net	51,070	56,492
Inventory, net	107,789	134,608
Loans receivable, short-term	1,421	447
Prepaid expenses	6,417	9,420
Other current assets	2,870	3,569
Total current assets	278,087	326,046
Non-current assets:
Property and equipment, net	368,308	379,722
Right-of-use assets	117,882	128,264
Intangible assets, net	296,966	407,590
Loans receivable, long-term	826	823
Investments	730	1,228
Goodwill	279,697	330,555
Deferred tax asset	11,547	26
Other non-current assets	4,424	9,438
Total non-current assets	1,080,380	1,257,646
TOTAL ASSETS	1,358,467	1,583,692
Current liabilities:
Accounts payable	27,587	28,093
Accrued liabilities	69,079	65,161
Short-term borrowings	11,817	10,976
Income taxes payable	82,343	94,842
Current portion of lease liabilities	9,416	8,959
Deferred consideration, and other payables, short-term	0	47,834
Total current liabilities	200,242	255,865
Non-current liabilities:
Long-term notes and loans payable, net	497,713	476,891
Lease liabilities	163,811	173,345
Deferred tax liability	40,457	75,138
Deferred consideration, long-term	6,577	7,770
Other long-term liabilities	21,600	7,000
Total non-current liabilities	730,158	740,144
TOTAL LIABILITIES	930,400	996,009
COMMITMENTS AND CONTINGENCIES (Note 16)
SHAREHOLDERS’ EQUITY
Share capital	1,689,452	1,617,093
Additional paid-in-capital	82,927	87,537
Accumulated other comprehensive loss	(1,151)	(1,393)
Accumulated deficit	(1,265,536)	(1,076,198)
Equity of Cresco Labs Inc.	505,692	627,039
Non-controlling interests	(77,625)	(39,356)
TOTAL SHAREHOLDERS’ EQUITY	428,067	587,683
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 1,358,467	$ 1,583,692